Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0
Acquisition of contingent consideration associated with the Health Guru Media merger	224,000
Ending balance	$ 224,000